Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Current deferred income tax benefits	$ 77,716	$ 80,674
Noncurrent deferred income taxes	(225,592)	(222,064)
Net deferred income taxes	$ (147,876)	$ (141,390)